Property and equipment	12 Months Ended
Dec. 31, 2025
Property And Equipment
Property and equipment

5.	Property and equipment:

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2023	$379	$285	$2	$11	$302	$979

Additions	237	616	32	66	1,377	2,328
Depreciation	(82)	(288)	(6)	(20)	-	(396)
Transfer	829	672	-	-	(1,501)	-

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Additions	-	558	-	11	498	1,067
Depreciation	(162)	(500)	(11)	(42)	-	(715)
Transfer	48	42	-	4	(302)	(208)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,684	$26,166	$377	$1,147	$178	$39,552

Accumulated depreciation	(10,321)	(24,881)	(349)	(1,090)	-	(36,641)

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

Cost	$11,732	$26,766	$377	$1,162	$374	$40,411

Accumulated depreciation	(10,483)	(25,381)	(360)	(1,132)	-	(37,356)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

During the twelve months ended December 31, 2025, the Company purchased $524 (December 31, 2024 - $337) of computer equipment using an equipment financing loan.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 16